630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania 19090
 1-888-263-5593

March 10, 2010

VIA EDGAR

Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC 20549

Re:           Monteagle Funds File Nos. 811-8529; 333-41461

Ladies and Gentlemen:

On behalf of the Monteagle Informed Investor Growth Fund (the “Fund”), a portfolio of the Monteagle Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a under the Securities Exchange Act of 1934, as amended (“Exchange Act”), are preliminary proxy materials to be used in connection with the special meeting of shareholders (the “Meeting”) of the Trust expected to be held on April 16, 2010. No fee is required per Exchange Act Rule.

Please be advised that the purpose of the meeting is to approve a change in the Monteagle Informed Investor Growth Fund's fundamental policy regarding diversification -- that is, to change the Fund's subclassification from diversified to non-diversified, as defined in Section 5(b) of the Investment Company Act of 1940, as amended; and become effective when the Fund’s prospectus is supplemented.

It will not unfairly burden the Shareholders as the Sub-adviser and fee is staying the same and the Sub-Adviser will be paying for any proxy related fees.

Please contact me if you have any comments or questions concerning this filing please feel free to contact me at 325-669-8023.

Sincerely,
MONTEAGLE FUNDS

/S/  PAUL B. ORDONIO

Paul B. Ordonio, JD
President